RESTRUCTURING, TRANSACTION-RELATED ITEMS, AND OTHER CORPORATE MATTERS - Narrative (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 650	$ 255	$ 554	$ 102
Transaction-related items	81	199	62	(156)
Other corporate matters	0	0	131	23
Asbestos Claims
Restructuring Cost and Reserve [Line Items]
Other corporate matters			57
Severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges	650	190	523	67
Exit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 65	31	$ 35
Abandonment Of Developed Technology No Longer Used
Restructuring Cost and Reserve [Line Items]
Other corporate matters			$ 74